STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2012	12,663,566	0.09	35,132,136	0.13
Issued	17,986,157	0.09	25,739,682	0.12
Expired	(1,159,995)	0.24	(8,326,862)	0.18
Exercised	(560,330)	0.01	(17,901,127)	0.11
Outstanding at December 31, 2013	28,929,398	0.09	34,643,829	0.14
Issued	5,115,061	0.11	2,133,812	0.27
Expired	(495,768)	0.34	(4,171,733)	0.16
Exercised	(345,187)	0.02	(2,220,831)	0.13
Outstanding at June 30, 2014	33,203,504	$0.10	30,385,077	$0.15

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options(1)		Warrants(1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62
Issued	23,942	1.67	71,826	0.85
Outstanding at December 31, 2006	41,898	1.67	92,776	1.25
Issued	5,984	1.67	28,502	0.35
Outstanding at December 31, 2007	47,882	1.67	121,278	1.04
Issued	1,243,292	0.2	5,075,204	0.45
Expired			(11,971)	3.76
Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45
Issued	205,000	0.37	2,188,302	0.65
Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49
Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46
Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44
Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01
Outstanding at December 31, 2011	5,797,611	0.11	26,882,251	0.23
Issued	9,514,286	0.08	11,688,166	0.15
Expired	(2,235,368)	0.11	(3,366,455)	0.50
Exercised	(412,963)	0.01	(71,826)	0.01
Outstanding at December 31, 2012	12,663,566	0.09	35,132,136	0.13
Issued	17,986,157	0.09	25,739,682	0.12
Expired	(1,159,995)	0.24	(8,326,862)	0.18
Exercised	(560,330)	0.01	(17,901,127)	0.11
Outstanding at December 31, 2013	28,929,398	$0.09	34,643,829	$0.14

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
The following summarizes the status of options and warrants outstanding at June 30, 2014:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	550,000	7.02
$0.065	10,000	8.70
$0.07	177,286	9.12
$0.075	14,400,000	8.71
$0.079	1,740,508	8.72
$0.08	9,300,000	8.13
$0.088	400,000	7.57
$0.1325	226,415	9.04
$0.14	242,857	9.04
$0.15	1,110,000	7.97
$0.17	755,000	9.79
$0.185	162,162	9.76
$0.20	250,000	9.72
$0.23	3,019,565	9.69
$0.25	250,000	9.65
$0.27	370,373	9.51
$0.29	100,000	9.28
$0.318	94,338	9.26
$0.33	25,000	9.24
$0.3415	20,000	9.25
Total	33,203,504
Warrants:
$0.01	30,000	1.44
$0.075	2,083,333	0.07
$0.08	7,714,286	3.71
$0.12	200,000	3.58
$0.15	15,314,951	3.52
$0.165	407,318	1.38
$0.18	333,333	3.97
$0.198	1,770,833	3.92
$0.20	87,500	0.60
$0.25	375,000	0.27
$0.27	111,111	3.21
$0.325	1,615,383	4.76
$0.769	342,029	0.01
Total	30,385,077

The following summarizes the status of options and warrants outstanding at December 31, 2013:
Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	550,000	7.52
$0.017	325,187	4.43
$0.065	10,000	9.20
$0.07	197,286	9.44
$0.075	14,400,000	9.21
$0.079	1,740,508	9.22
$0.08	9,300,000	8.63
$0.88	400,000	8.07
$0.1325	226,415	9.54
$0.14	242,857	9.54
$0.15	676,666	7.16
$0.17	5,000	9.36
$0.27	370,373	10.00
$0.29	100,000	9.77
$0.318	94,338	9.75
$0.33	100,000	9.73
$0.3415	20,000	9.75
$0.35	75,000	0.37
$0.585	95,768	0.44
Total	28,929,398
Warrants:
$0.01	200,000	1.94
$0.075	2,666,667	0.85
$0.08	7,714,286	4.20
$0.10	1,428,572	0.33
$0.12	200,000	4.90
$0.15	16,648,284	3.98
$0.16	150,000	0.38
$0.17	1,294,118	0.27
$0.18	533,333	2.83
$0.198	1,770,833	4.41
$0.20	1,237,500	0.18
$0.25	375,000	0.77
$0.46	83,207	0.30
$0.769	342,029	0.50
Total	34,643,829

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following table is the listing of stock options and warrants as of June 30, 2014 by year of grant:

Stock Options:

Year	Shares	Price
2010	410,000	$.15
2011	550,000	.01
2012	9,477,286	.07 – .08
2013	17,901,157	.065 – .3415
2014	4,865,061	.15 – .25
Total	33,203,504	$.01 – .3415
Warrants:

Year	Shares	Price
2008	342,029	$.769
2010	30,000	.01
2011	2,458,333	.075 – .25
2012	5,352,451	.15 – .20
2013	20,068,452	.08 – .198
2014	2,133,812	.165 – .325
Total	30,385,077	$.01 – .769

The following table is the listing of stock options and warrants as of December 31, 2013 by year of grant:

Stock Options:

Year	Shares	Price
2008	420,955	$.017 – 585
2009	75,000	.35
2010	410,000	.15
2011	550,000	.01
2012	9,497,286	.07 – 08
2013	17,976,157	0.065 – 0.3415
Total	28,929,398	$.01 – .585
Warrants:

Year	Shares	Price
2008	342,029	$0.46 – 0.769
2009	83,207	.46
2010	200,000	.01
2011	8,597,690	.075-.25
2012	5,352,451	.15 – 0.20
2013	20,068,452	0.08 – 198
Total	34,643,829	$.01 – 769